Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE
17.	EARNINGS PER SHARE

Basic and diluted earnings per share for the periods presented were calculated as follows:

	Year Ended December 31,
	2024	2023	2022

Numerator:
Net income attributable to the Company’s ordinary shareholders
Basic	53,963	10,495	2,442
Diluted	53,963	10,495	2,442

Denominator:
Net income per share ($):
Basic	0.34	0.07	0.02
Diluted	0.33	0.07	0.02

Weighted-average number of shares of common stock used to compute net income per share:
Basic	160,988,011	150,000,000	149,383,562
Diluted	165,500,289	150,000,000	149,383,562

Net income per ordinary share is calculated in accordance with ASC 260 - Earnings Per Share. Basic income per ordinary share is computed by dividing net income by the weighted average number of ordinary shares outstanding during the period. For the year ended December 31, 2024, the Company recorded net income and as such, the Company calculated the impact of dilutive ordinary shares in determining diluted earnings per share.